UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-03023

FORUM FUNDS
190 Middle Street, Suite 101
Portland, Maine 04101

Zachary Tackett, Principal Executive Officer
190 Middle Street, Suite 101
Portland, Maine 04101
207-347-2000

Date of fiscal year end March 31

Date of reporting period: April 1, 2025 – September 30, 2025

ITEM 1. REPORT TO SHAREHOLDERS.
(a)           A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act, as amended (“Act”), is attached hereto.

Beck Mack + Oliver Partners Fund

BMPEX

Semi-Annual Shareholder Report - September 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about the Beck Mack + Oliver Partners Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://www.beckmack.com/products. You can also request this information by contacting us at (800) 943-6786.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Beck Mack + Oliver Partners Fund	$54	1.00%

How did the Fund perform in the last six months?

During the six-month semi-annual period ended September 30, 2025 (the “Semi-Annual Period”), the Beck Mack + Oliver Partners Fund (the “Partners Fund”) returned +13.88% net of fees and expenses, resulting in a net asset value of $28.14. By comparison, the S&P 500 Index, which is the Partners Fund’s principal benchmark, returned +19.94%.

With respect to the performance of the S&P 500 Index, ongoing enthusiasm for artificial intelligence has been an important factor. Alphabet and Radnet, which are two investments in the Partners Fund, are benefiting from artificial intelligence in their respective businesses, and each investment generated a total return in excess of 50% during the Semi-Annual Period. In the broader equity market, stocks with larger market caps outperformed those with smaller market caps during the Semi-Annual Period.

Fiserv and Waters Corp. were two investments that detracted from performance during the Semi-Annual Period. Fiserv moderately reduced its revenue growth guidance for the current calendar year, while Waters Corp. announced a large acquisition. Regarding the former, we believe that Fiserv’s long-term growth algorithm remains intact. Regarding the latter, we are excited about the announced acquisition.

During the Semi-Annual Period, the Partners Fund exited its investment in Enstar Group, which was acquired by a financial consortium in an all-cash transaction, and it initiated a position in Amazon.com.

Total Return Based on a $10,000 Investment

Date	Beck Mack + Oliver Partners Fund	S&P 500® Index
09/30/15	$10,000	$10,000
12/31/15	$10,271	$10,704
03/31/16	$10,180	$10,849
06/30/16	$10,327	$11,115
09/30/16	$10,917	$11,543
12/31/16	$11,352	$11,984
03/31/17	$11,752	$12,711
06/30/17	$11,993	$13,104
09/30/17	$12,726	$13,691
12/31/17	$13,379	$14,601
03/31/18	$13,253	$14,490
06/30/18	$13,689	$14,988
09/30/18	$14,790	$16,143
12/31/18	$11,362	$13,961
03/31/19	$12,886	$15,866
06/30/19	$13,483	$16,549
09/30/19	$13,471	$16,830
12/31/19	$15,038	$18,356
03/31/20	$10,674	$14,759
06/30/20	$13,345	$17,791
09/30/20	$13,287	$19,380
12/31/20	$15,798	$21,734
03/31/21	$19,423	$23,076
06/30/21	$22,052	$25,049
09/30/21	$22,539	$25,194
12/31/21	$24,276	$27,973
03/31/22	$22,794	$26,686
06/30/22	$18,798	$22,389
09/30/22	$17,663	$21,296
12/31/22	$19,152	$22,907
03/31/23	$20,068	$24,624
06/30/23	$22,408	$26,776
09/30/23	$22,165	$25,900
12/31/23	$25,335	$28,928
03/31/24	$27,989	$31,982
06/30/24	$27,224	$33,352
09/30/24	$29,183	$35,315
12/31/24	$30,771	$36,166
03/31/25	$28,638	$34,621
06/30/25	$30,643	$38,409
09/30/25	$32,614	$41,530

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years.

Average Annual Total Returns

	One Year	Five Year	Ten Year
Beck Mack + Oliver Partners Fund	11.76%	19.67%	12.55%
S&P 500® Index	17.60%	16.47%	15.30%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Sector Weightings

(% total investments)

Energy 0.8%
Money Market Fund 0.4%
Communication Services 7.2%
Consumer Discretionary 7.5%
Financials 36.7%
Information Technology 12.1%
Industrials 16.7%
Health Care 18.6%

Value	Value
Money Market Fund	0.4%
Financials	36.7%
Health Care	18.6%
Industrials	16.7%
Information Technology	12.1%
Consumer Discretionary	7.5%
Communication Services	7.2%
Energy	0.8%

Fund Statistics

Total Net Assets	$80,299,005
# of Portfolio Holdings	26
Portfolio Turnover Rate	3%
Investment Advisory Fees (Net of fees waived)	$164,427

Top Ten Holdings

(% total investments)

Blackstone, Inc., Class A	7.87%
RadNet, Inc.	7.59%
Apollo Global Management, Inc.	7.13%
Microsoft Corp.	6.77%
Alphabet, Inc., Class C	6.06%
Arthur J Gallagher & Co.	5.01%
Ferguson Enterprises, Inc.	4.75%
Zurn Elkay Water Solutions Corp.	4.68%
Ashtead Group PLC	4.63%
The Charles Schwab Corp.	4.16%

Where can I find additional information about the fund?

Additional information is available by scanning the QR code or at https://www.beckmack.com/products, including its:

  prospectus

  financial information

  holdings

  proxy information

Beck Mack + Oliver Partners Fund

BMPEX

Semi-Annual Shareholder Report - September 30, 2025

229S-BMPEX-25

(b)          Not applicable.
ITEM 2. CODE OF ETHICS.
Not applicable.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)           Included as part of financial statements filed under Item 7(a).
(b)          Not applicable.
ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
(a)

Beck Mack + Oliver LLC
Semi Annual Financials and Other
Information
September 30, 2025
(Unaudited)
Beck Mack + Oliver Partners Fund

Beck Mack + Oliver Partners Fund
TABLE OF CONTENTS
September 30, 2025
Schedule of Investments 3
Statement of Assets and Liabilities 4
Statement of Operations 5
Statements of Changes in Net Assets 6
Financial Highlights 7
Notes to Financial Statements 8
Other Information 12

Beck Mack + Oliver Partners Fund
SCHEDULE OF INVESTMENTS
September 30, 2025

See Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund's investments as of September 30, 2025.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
The Level 1 value displayed in this table includes Common Stock and a Money
Market Fund. Refer to this Schedule of Investments for a further breakout of each security by instrument type and industry.
Shares Security Description Value
Common Stock - 99.7%
Communication Services - 7.2%
20,000 Alphabet, Inc., Class C $ 4,871,000
4,000 Amazon.com, Inc.
(a)
878,280
5,749,280
Consumer Discretionary - 7.6%
12,000 Hilton Worldwide Holdings, Inc. 3,113,280
35,000 Somnigroup International, Inc. 2,951,550
6,064,830
Energy - 0.8%
20,000 Enterprise Products Partners LP 625,400
Financials - 36.7%
43,000 Apollo Global Management, Inc. 5,730,610
13,000 Arthur J Gallagher & Co. 4,026,620
37,000 Blackstone, Inc., Class A 6,321,450
6,000 Credit Acceptance Corp.
(a)
2,801,580
25,000 Fiserv, Inc.
(a)
3,223,250
8,000 JPMorgan Chase & Co. 2,523,440
2,700 Mastercard, Inc., Class A 1,535,787
35,000 The Charles Schwab Corp. 3,341,450
29,504,187
Health Care - 18.6%
17,000 Abbott Laboratories 2,276,980
115,000 Fortrea Holdings, Inc.
(a)
968,300
10,000 Labcorp Holdings, Inc. 2,870,600
80,000 RadNet, Inc.
(a)
6,096,800
9,000 Waters Corp.
(a)
2,698,290
14,910,970
Industrials - 16.7%
56,000 Ashtead Group PLC 3,717,280
17,000 Ferguson Enterprises, Inc. 3,817,860
40,000 Rush Enterprises, Inc., Class A 2,138,800
80,000 Zurn Elkay Water Solutions Corp. 3,762,400
13,436,340
Information Technology - 12.1%
27,000 CoStar Group, Inc.
(a)
2,277,990
10,500 Microsoft Corp. 5,438,475
4,000 Roper Technologies, Inc. 1,994,760
9,711,225
Total Common Stock (Cost $38,124,803) 80,002,232
Shares Security Description Value
Money Market Fund - 0.4%
338,118 First American
Government Obligations
Fund, Class X, 4.04%
(b)
(Cost $338,118) 338,118
Investments, at value - 100.1% (Cost $38,462,921) $ 80,340,350
Other Assets & Liabilities, Net - (0.1)% (41,345)
Net Assets - 100.0% $ 80,299,005
LP Limited Partnership
PLC Public Limited Company
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of September 30,
2025.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 80,340,350
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 80,340,350

Beck Mack + Oliver Partners Fund
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2025

See Notes to Financial Statements.
* Shares redeemed or exchanged within 60 days of purchase are charged a 2.00% redemption fee.
ASSETS
Investments, at value (Cost $38,462,921) $ 80,340,350
Receivables:
Fund shares sold 2,722
Dividends 15,762
Prepaid expenses 15,615
Total Assets
80,374,449
LIABILITIES
Accrued Liabilities:
Investment adviser fees 28,934
Trustees’ fees and expenses 281
Fund services fees 18,463
Other expenses 27,766
Total Liabilities
75,444
NET ASSETS
$ 80,299,005
COMPONENTS OF NET ASSETS
Paid-in capital $ 42,174,884
Distributable Earnings 38,124,121
NET ASSETS
$ 80,299,005
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED) 2,854,030
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE* $ 28.14

Beck Mack + Oliver Partners Fund
STATEMENT OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 2025

See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income $ 399,366
Total Investment Income
399,366
EXPENSES
Investment adviser fees 377,248
Fund services fees 93,495
Custodian fees 5,188
Registration fees 12,123
Professional fees 28,555
Trustees' fees and expenses 6,986
Other expenses 66,477
Total Expenses 590,072
Fees waived
(212,821)
Net Expenses
377,251
NET INVESTMENT INCOME
22,115
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments
1,898,253
Foreign currency transactions
(145)
Net realized gain
1,898,108
Net change in unrealized appreciation (depreciation) on investments
7,881,057
NET REALIZED AND UNREALIZED GAIN
9,779,165
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 9,801,280

Beck Mack + Oliver Partners Fund
STATEMENTS OF CHANGES IN NET ASSETS

See Notes to Financial Statements.
For the Six
Months
Ended
September 30,
2025
For the Year
Ended
March 31, 2025
OPERATIONS
Net investment income $ 22,115 $ 106,473
Net realized gain 1,898,108 2,902,392
Net change in unrealized appreciation (depreciation) 7,881,057 (1,400,278)
Increase in Net Assets Resulting from Operations
9,801,280 1,608,587
CAPITAL SHARE TRANSACTIONS
Sale of shares 1,417,693 4,650,279
Redemption of shares
(2,082,552) (5,050,402)
Redemption fees
878 138
Decrease in Net Assets from Capital Share Transactions
(663,981) (399,985)
Increase in Net Assets
9,137,299 1,208,602
NET ASSETS
Beginning of Period
71,161,706 69,953,104
End of Period
$ 80,299,005 $ 71,161,706
SHARE TRANSACTIONS
Sale of shares 55,229 181,138
Redemption of shares
(80,636) (198,538)
Decrease in Shares
(25,407) (17,400)

Beck Mack + Oliver Partners Fund
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Six
Months Ended
September 30,
2025
For the Years Ended March 31,
2025 2024 2023 2022 2021
NET ASSET VALUE, Beginning of
Period
$ 24.71 $ 24.15 $ 17.32 $ 19.68 $ 16.77 $ 9.27
INVESTMENT OPERATIONS
Net investment income (a) 0.01 0.04 0.05 0.08 0.06 0.10
Net realized and unrealized gain
(loss)
3.42 0.52 6.79 (2.43) 2.84 7.48
Total from Investment Operations
3.43 0.56 6.84 (2.35) 2.90 7.58
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income – – (0.01) (0.01) – (0.08)
Total Distributions to Shareholders
– – (0.01) (0.01) – (0.08)
REDEMPTION FEES(a)
0.00(b) 0.00(b) 0.00(b) 0.00(b) 0.01 0.00(b)
NET ASSET VALUE, End of Period
$ 28.14 $ 24.71 $ 24.15 $ 17.32 $ 19.68 $ 16.77
TOTAL RETURN
13.88%(c) 2.32% 39.48% (11.96)% 17.35% 81.97%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted) $ 80,299 $ 71,162 $ 69,953 $ 49,963 $ 59,483 $ 47,464
Ratios to Average Net Assets:
Net investment income 0.06%(d) 0.15% 0.24% 0.44% 0.30% 0.82%
Net expenses 1.00%(d) 1.00% 1.00% 1.00% 1.00% 1.00%
Gross expenses (e) 1.57%(d) 1.54% 1.61% 1.68% 1.58% 1.86%
PORTFOLIO TURNOVER RATE 3%(c) 11% 9% 11% 15% 18%
(a) Calculated based on average shares outstanding during each period.
(b) Less than $0.01 per share.
(c) Not annualized.
(d) Annualized.
(e) Reflects the expense ratio excluding any waivers and/or reimbursements. Expense waivers and/or reimbursements would decrease the total return had such reductions not occurred.

Beck Mack + Oliver Partners Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2025

Note 1. Organization
The Beck Mack + Oliver Partners Fund (the “Fund”) is a non-diversified portfolio of Forum Funds (the “Trust”). The Trust is a Delaware
statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund commenced operations on December 1, 2009, after it acquired the net assets of BMO Partners Fund,
L.P. (the “Partnership”), in exchange for Fund shares. The Partnership commenced operations in 1991. The Fund seeks long-term capital appreciation with the preservation of capital.
The Fund included herein is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by the Adviser, as defined in Note 3, to make investment decisions, and the results of the operations, as shown on the Statement of Operations and the financial highlights for the Fund is the information utilized for the day-to-
day management of the Fund. The Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to the Fund based on performance measurements. Due to the significance of oversight and their role, the management committee of Beck Mack + Oliver LLC, the Fund’s Adviser, is deemed to be the Chief Operating Decision Maker.
Note 2. Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board
Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal year.
Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation – Securities are recorded at fair value using last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Debt securities may be valued at prices supplied by a fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate and maturity. Shares of non-exchange traded open-end mutual funds are valued at net asset value per share (“NAV”). Short-term investments that mature in sixty days or less may be recorded at amortized cost, which approximates fair value.
Pursuant to Rule 2a-5 under the Investment Company Act, the Trust’s Board of Trustees (the “Board”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser’s fair value determinations. The Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board.
Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the
Adviser’s fair valuation procedures as a part of the Fund’s compliance program and will review any changes made to the procedures.
The Adviser provides fair valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information.
Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Adviser performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the level of various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Beck Mack + Oliver Partners Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2025

Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time that the securities’ respective local market closes and the close of the
U.S. market.
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of September 30, 2025, for the Fund’s investments is included at the end of the Fund’s schedule of investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized to the next call date above par, and discount is accreted to maturity using the effective interest method and included in interest income. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Distributions to Shareholders – The Fund declares any dividends from net investment income and pays them annually. Any net capital gains and net foreign currency gains realized by the Fund are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of Chapter
1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders.
In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties. The Fund files a U.S. federal income and excise tax return as required. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of September
30, 2025, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
Redemption Fees – A shareholder who redeems or exchanges shares within 60 days of purchase will incur a redemption fee of 2.00%
of the current NAV of shares redeemed or exchanged, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. The
Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee. Redemption fees incurred for the Fund, if any, are reflected on the Statements of Changes in Net Assets.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contracts. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the Fund’s Statement of Assets and Liabilities.

Beck Mack + Oliver Partners Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2025

Note 3. Fees and Expenses
Investment Adviser – Beck Mack + Oliver LLC (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from the Fund at an annual rate of 1.00% of the Fund’s average daily net assets.
Distribution – Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group) (the
“Distributor”), acts as the agent of the Trust in connection with the continuous offering of shares of the Fund. The Fund does not have a distribution (12b-1) plan; accordingly, the Distributor does not receive compensation from the Fund for its distribution services.
The Adviser compensates the Distributor directly for its services. The Distributor is not affiliated with the Adviser or Atlantic Fund
Administration, LLC, a wholly owned subsidiary of Apex US Holdings LLC (d/b/a Apex Fund Services) (“Apex”) or their affiliates.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to the Fund.
The fees related to these services are included in Fund services and administration fees within the Statement of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex Services Agreement, the Fund pays Apex customary fees for its services. Apex provides a Principal Executive Officer, a Principal Financial Officer, a Chief
Compliance Officer and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.
Trustees and Officers – Each Independent Trustee’s annual retainer is $60,000 ($70,000 for the Chairman). The Audit Committee
Chairman receives an additional $5,000 annually. The Trustees and the Chairman may receive additional fees for special Board meetings.
Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.
Note 4. Expense Reimbursement and Fees Waived
The Adviser  has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses
After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses and extraordinary expenses ) to 1.00% , through at least July 31, 2026. During the period ended September 30, 2025, fees waived were $212,821.  These waived fees are not recoupable.
Note 5. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments, during the period ended September 30, 2025 were $3,019,420 and $2,170,885, respectively.
Note 6. Federal Income Tax
As of September 30, 2025, the cost of investments for federal income tax purposes is substantially the same as for financial statement purposes and the components of net unrealized appreciation were as follows:
As of March 31, 2025, distributable earnings (accumulated loss) on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and
Liabilities are primarily due to partnerships, wash sales and return of capital on equity securities.
Gross Unrealized Appreciation $ 43,936,649
Gross Unrealized Depreciation (2,059,220)
Net Unrealized Appreciation $ 41,877,429
Capital and Other Losses
$ (5,966,777)
Net Unrealized Appreciation
34,289,618
Total
$ 28,322,841

Beck Mack + Oliver Partners Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2025

For tax purposes, the prior year late year ordinary loss deferral is $10,966 (realized during the period January 1, 2025 through March 31,
2025). The loss was recognized for tax purposes on the first day of the Fund’s current fiscal year beginning April 1, 2025.
As of March 31, 2025, the Fund had $4,762,887 of available short-term capital loss carryforwards and $1,192,924 of available long-term capital loss carryforwards that have no expiration date.
Note 7. Financials Sector Risk
The Fund invests a significant portion of its assets in the financials sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company, or recent or future regulation of the financials sector as a whole cannot be predicted.
Note 8. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and the Fund has had no such events.

Beck Mack + Oliver Partners Fund
OTHER INFORMATION
September 30, 2025

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
N/A
Proxy Disclosure (Item 9 of Form N-CSR)
N/A
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Please see financial statements in Item 7.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
N/A

FOR MORE INFORMATION
Investment Adviser
Beck Mack + Oliver LLC
565 Fifth Ave, 19th Floor
New York, NY 10017
www.beckmack.com
Transfer Agent
Apex Fund Services, LLC
P.O. Box 588
Portland, ME 04112
www.theapexgroup.com
Beck Mack + Oliver Partners Fund
P.O. Box 588
Portland, ME 04112
(800) 943-6786
www.beckmack.com
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.
229-SAR-0925

(b)       Included as part of financial statements filed under Item 7(a).
ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Included as part of financial statements filed under Item 7(a).
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not applicable.
ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the Board of Trustees from shareholders.
ITEM 16. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Reporting Period that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.
Not applicable.
ITEM 19. EXHIBITS.
(a)(1) Not applicable.
(a)(2) Not applicable.
(a)(3) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).
(a)(4) Not applicable.
(a)(5) Not applicable.
(b)     Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002 (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant              Forum Funds
By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	November 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	November 4, 2025

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	November 4, 2025